Short-term Borrowings and Long-term Debt (Short-term Borrowings) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Short-term borrowings	¥ 341,567	¥ 310,597
Unsecured Short-term Loans [Member]
Short-term debt, weighted average interest rate	0.43%	0.64%
Short-term borrowings	134,898	93,470
Commercial Paper [Member]
Short-term debt, weighted average interest rate	0.17%	0.12%
Short-term borrowings	200,989	215,994
U.S. Dollar Unsecured Loans [Member]
Short-term borrowings	¥ 5,680	¥ 1,133